LONG TERM BANK LOANS	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
LONG TERM BANK LOANS
NOTE 14 – LONG TERM BANK LOANS

	Bank Name	Interest Rate per Annum	December 31,
			$2017	$2016
Due on August 30, 2019, collateral by the Company’s LUR	Anhui Commercial Bank (“ACB”) Hui Tong Branch	8.00%	$7,652,046	$7,207,727
Total			$7,652,046	$7,207,727

Interest expense, included in the financial expenses in the statement of operations, was $600,663, $225,900 and nil for the years ended December 31, 2017, 2016 and 2015, respectively.